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      SUPPLEMENT DATED JULY 29, 2014 TO YOUR PROSPECTUS DATED MAY 1, 2014

Effective July 1, 2014, the sub-advisory agreement between BlackRock Advisors, LLC and BlackRock Investment Management, LLC ("BIM") expired. Therefore, in "Appendix I -- The Funds" the reference to BIM in the Investment
Advisor/Sub-Adviser column for BlackRock Global Opportunities V.I. Fund -- Class I and BlackRock Large Cap Growth V.I. Fund -- Class I is deleted.

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

HV-7585